Fair Value of Financial Instruments (Tables)	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 to our annual consolidated financial statements for the year ended October 31, 2020 for further discussion on the determination of fair value.

(Canadian $ in millions)		July 31, 2021	October 31, 2020
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	48,727	49,105	48,466	49,009
Loans (1)
Residential mortgages	134,273	134,914	126,882	128,815
Consumer instalment and other personal	74,505	74,945	69,480	70,192
Credit cards	7,573	7,573	7,556	7,556
Business and government (2)	232,459	233,753	238,239	239,929
	448,810	451,185	442,157	446,492

Deposits (3)	658,175	659,636	640,961	643,156
Securitization and structured entities’ liabilities (4)	23,298	23,709	26,889	27,506
Subordinated debt	6,973	7,275	8,416	8,727
This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

(1)	Carrying value is net of allowances for credit losses.
(2)
Excludes $6,738 million of loans classified as FVTPL and $140 million of loans classified as FVOCI as at July 31, 2021, respectively ($5,306 million and $51 million, respectively, as at October 31, 2020).

(3)	Excludes $22,085 million of structured note liabilities ($18,073 million as at October 31, 2020) and $293 million of metals deposits ($nil as at October 31, 2020) designated at FVTPL.
(4)	Excludes $629 million of securitization and structured entities’ liabilities classified at FVTPL ($nil as at October 31, 2020).
Certain comparative figures have been reclassified to conform with the current period’s presentation.

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, business and government loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following tables:

(Canadian $ in millions)	July 31, 2021						October 31, 2020
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	5,031	1,264	-	6,295	6,529	4,371	-	10,900
Canadian provincial and municipal governments	3,368	2,863	-	6,231	1,868	6,467	-	8,335
U.S. federal government	5,581	2,581	-	8,162	5,702	2,716	-	8,418
U.S. states, municipalities and agencies	30	264	-	294	16	487	-	503
Other governments	1,152	404	-	1,556	1,021	1,495	-	2,516
NHA MBS, U.S. agency MBS and CMO	-	13,282	794	14,076	7	11,487	803	12,297
Corporate debt	2,711	6,747	2	9,460	3,767	7,274	-	11,041
Trading loans	-	194	-	194	-	67	-	67
Corporate equity	55,901	-	-	55,901	43,757	-	-	43,757
	73,774	27,599	796	102,169	62,667	34,364	803	97,834
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	781	221	-	1,002	452	149	-	601
Canadian provincial and municipal governments	469	885	-	1,354	180	1,249	-	1,429
U.S. federal government	1	48	-	49	-	44	-	44
Other governments	-	93	-	93	-	94	-	94
NHA MBS, U.S. agency MBS and CMO	-	11	-	11	-	3	-	3
Corporate debt	141	7,611	-	7,752	70	7,827	-	7,897
Corporate equity	1,690	12	2,276	3,978	1,587	10	1,903	3,500
	3,082	8,881	2,276	14,239	2,289	9,376	1,903	13,568
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	13,627	983	-	14,610	20,765	1,685	-	22,450
Canadian provincial and municipal governments	1,655	1,019	-	2,674	2,604	2,143	-	4,747
U.S. federal government	17,166	3,529	-	20,695	14,852	2,842	-	17,694
U.S. states, municipalities and agencies	93	4,318	1	4,412	8	5,267	1	5,276
Other governments	3,126	3,471	-	6,597	3,643	3,738	-	7,381
NHA MBS, U.S. agency MBS and CMO	-	12,853	-	12,853	-	12,532	-	12,532
Corporate debt	654	1,945	-	2,599	792	2,442	-	3,234
Corporate equity	-	-	113	113	-	-	93	93
	36,321	28,118	114	64,553	42,664	30,649	94	73,407
Business and government loans	-	4,573	2,305	6,878	-	3,412	1,945	5,357
Other Assets (1)	3,274	85	-	3,359	5,328	117	-	5,445
Fair Value Liabilities
Securities sold but not yet purchased	21,383	7,114	-	28,497	19,740	9,636	-	29,376
Structured note liabilities (2)	-	22,085	-	22,085	-	18,073	-	18,073
Other liabilities (3)	-	2,087	13	2,100	-	1,285	-	1,285
	21,383	31,286	13	52,682	19,740	28,994	-	48,734
Derivative Assets
Interest rate contracts	12	10,213	-	10,225	13	14,916	-	14,929
Foreign exchange contracts	3	15,667	-	15,670	1	10,825	-	10,826
Commodity contracts	352	5,582	-	5,934	123	2,465	-	2,588
Equity contracts	965	3,534	-	4,499	750	7,711	-	8,461
Credit default swaps	-	3	-	3	-	11	-	11
	1,332	34,999	-	36,331	887	35,928	-	36,815
Derivative Liabilities
Interest rate contracts	6	7,761	-	7,767	22	10,871	-	10,893
Foreign exchange contracts	11	11,998	-	12,009	3	10,609	-	10,612
Commodity contracts	638	1,042	-	1,680	350	1,983	-	2,333
Equity contracts	565	7,140	-	7,705	456	6,067	-	6,523
Credit default swaps	-	2	4	6	-	10	4	14
	1,220	27,943	4	29,167	831	29,540	4	30,375

(1)	Other assets include precious metals and certain receivables measured at fair value included in other assets, other, in our Consolidated Balance Sheet.
(2)	These structured note liabilities included in deposits have been designated at FVTPL.
(3)
Other liabilities include investment contract liabilities in our insurance business, certain payables and metals deposits that have been designated at FVTPL, as well as certain securitization and structured entities’ liabilities measured at FVTPL.

  Certain comparative figures have been reclassified to conform with the current period’s presentation.

Significant Unobservable Inputs in Level 3 Instrument Valuations
Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments that are measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

					Range of input values (1)
As at July 31, 2021 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Low	High
Private equity (2)	Corporate equity	2,276	Net Asset Value	Net Asset Value	na	na
			EV/EBITDA	Multiple	6	16
Loans (3)	Business and government loans	2,305	Discounted cash flows	Discount margin	50bps	144bps
NHA MBS and U.S. agency MBS and CMO	NHA MBS and U.S. agency MBS and CMO	794	Discounted cash flows	Prepayment rate	4%	38%
			Market Comparable	Comparability Adjustment (4)	(4.64)	4.53

(1)
The low and high input values represent the highest and lowest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Included in private equity is $457 million of Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost as at July 31, 2021 ($487 million as at October 31, 2020), which approximates fair value, and are held to meet regulatory requirements.

(3)	The impact of assuming a 10 basis point increase or decrease in discount margin for business and government loans is $4 million as at July 31, 2021 ($3 million as at October 31, 2020).
(4)	Range of input values represents price per security adjustment.
na	- not applicable

Summary of Transfers Between Level 1 and Level 2
The following table presents significant transfers between Level 1 and Level 2 for the three and nine months ended July 31, 2021 and July 31, 2020.

(Canadian $ in millions)
For the three months ended		July 31, 2021		July 31, 2020
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading Securities	639	1,473	994	2,682
FVTPL Securities	153	403	19	241
FVOCI Securities	1,016	1,917	1,768	4,294
Securities sold but not yet purchased	197	648	681	2,067

(Canadian $ in millions)
For the nine months ended		July 31, 2021		July 31, 2020
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading Securities	4,067	11,009	5,761	3,952
FVTPL Securities	361	804	518	302
FVOCI Securities	6,856	10,890	9,032	7,012
Securities sold but not yet purchased	1,198	5,905	4,432	2,982

Summary of Changes in Level 3 Instruments Carried At Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three and nine months ended July 31, 2021 and July 31, 2020, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value
For the three months ended July 31, 2021 (Canadian $ in millions)	Balance April 30, 2021	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2021	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	702	(78)	11	441	(255)	-	35	(62)	794	5
Corporate debt	3	-	-	-	(1)	-	-	-	2	-
Total trading securities	705	(78)	11	441	(256)	-	35	(62)	796	5
FVTPL Securities
Corporate equity	2,048	158	20	175	(106)	-	-	(19)	2,276	149
Total FVTPL securities	2,048	158	20	175	(106)	-	-	(19)	2,276	149
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	100	-	9	4	-	-	-	-	113	na
Total FVOCI securities	101	-	9	4	-	-	-	-	114	na
Business and government loans	2,841	-	45	113	-	(694)	-	-	2,305	-
Other Liabilities	-	-	-	-	-	-	13	-	13	-
Derivative Liabilities
Credit default swaps	4	-	-	-	-	-	-	-	4	-
Total derivative liabilities	4	-	-	-	-	-	-	-	4	-

		Change in fair value
For the nine months ended July 31, 2021 (Canadian $ in millions)	Balance October 31, 2020	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2021	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	803	(172)	(50)	1,206	(938)	-	106	(161)	794	24
Corporate debt	-	-	-	3	(1)	-	-	-	2	-
Total trading securities	803	(172)	(50)	1,209	(939)	-	106	(161)	796	24
FVTPL Securities
Corporate equity	1,903	217	(81)	453	(193)	(4)	-	(19)	2,276	262
Total FVTPL	1,903	217	(81)	453	(193)	(4)	-	(19)	2,276	262
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	93	-	9	11	-	-	-	-	113	na
Total FVOCI securities	94	-	9	11	-	-	-	-	114	na
Business and government loans	1,945	-	(150)	1,812	-	(1,302)	-	-	2,305	-
Other Liabilities	-	-	-	-	-	-	13	-	13	-
Derivative Liabilities
Credit default swaps	4	-	-	-	-	-	-	-	4	-
Total derivative liabilities	4	-	-	-	-	-	-	-	4	-

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds received on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2021 are included in earnings for the period.
 Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.

na – not applicable

		Change in fair value
For the three months ended July 31, 2020 (Canadian $ in millions)	Balance April 30, 2020	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2020	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	487	(115)	(18)	362	(151)	-	41	(22)	584	(74)
Corporate debt	48	10	(2)	-	(56)	-	-	-	-	-
Total trading securities	535	(105)	(20)	362	(207)	-	41	(22)	584	(74)
FVTPL Securities
Corporate equity	2,062	(23)	(57)	58	(233)	-	-	-	1,807	2
Total FVTPL	2,062	(23)	(57)	58	(233)	-	-	-	1,807	2
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	83	-	-	4	-	-	-	-	87	na
Total FVOCI securities	84	-	-	4	-	-	-	-	88	na
Business and government loans	2,028	-	95	765	-	(685)	-	-	2,203	-
Other Liabilities	-	-	-	-	-	-	-	-	-	-
Derivative Liabilities
Credit default swaps	4	-	-	-	-	-	-	(1)	3	-
Total derivative liabilities	4	-	-	-	-	-	-	(1)	3	-

		Change in fair value
For the nine months ended July 31, 2020 (Canadian $ in millions)	Balance October 31, 2019	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2020	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	538	(245)	12	811	(540)	-	202	(194)	584	(158)
Corporate debt	7	10	(2)	50	(68)	-	3	-	-	(1)
Total trading securities	545	(235)	10	861	(608)	-	205	(194)	584	(159)
FVTPL Securities
Corporate equity	1,984	(27)	23	244	(418)	-	1	-	1,807	7
Total FVTPL	1,984	(27)	23	244	(418)	-	1	-	1,807	7
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	81	-	-	6	-	-	-	-	87	na
Total FVOCI securities	82	-	-	6	-	-	-	-	88	na
Business and government loans	1,736	(3)	183	1,705	-	(1,418)	-	-	2,203	-
Other Liabilities	-	-	-	-	-	-	-	-	-	-
Derivative Liabilities
Credit default swaps	1	-	-	-	-	-	3	(1)	3	-
Total derivative liabilities	1	-	-	-	-	-	3	(1)	3	-

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds received on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2020 are included in earnings for the period.
  Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.

na – not applicable